Equity - Schedule of Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended					12 Months Ended
	Jun. 20, 2014 USD ($)	Jun. 20, 2014 RUB	Jun. 28, 2013 USD ($)	Jun. 28, 2013 RUB	Feb. 18, 2013 USD ($)	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)
Equity [Abstract]
Net loss from continuing operations						$ (2,885,954)		$ (1,704,870)		$ (1,278,660)
Less: Net income from continuing operations attributable to noncontrolling interests						31,054		(5,543)		(23,510)
Dividends paid on preferred stock	(124)	(4,163)	(127)	(4,163)		(124)		(127)		(79,056)
Net loss from continuing operations attributable to common shareholders of Mechel OAO						(2,855,024)		(1,710,540)		(1,381,226)
Total weighted average number of shares outstanding during the period						416,270,745		416,270,745		416,270,745
Loss per share from continuing operations (in U.S. dollars)						$ (6.86)		$ (4.11)		$ (3.32)
Net loss from discontinued operations						(1,473,780)	[1]	(1,218,097)	[1]	(386,225)	[1]
Less: Net loss from discontinued operations attributable to noncontrolling interests					37,728	(6,746)		496		23,827
Net loss from discontinued operations attributable to common shareholders of Mechel OAO						$ (1,480,526)		$ (1,217,601)		$ (362,398)
Total weighted average number of shares outstanding during the period						416,270,745		416,270,745		416,270,745
Loss per share effect of discontinued operations (in U.S. dollars)						$ (3.56)	[2]	$ (2.92)	[2]	$ (0.87)	[2]

[1]	See Note 4(c)
[2]	See Note 19